Loans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW Investment	Dec. 31, 2010 Entity Year LegalMatter Investment	Dec. 31, 2009 Investment	Dec. 31, 2007 KRW	Dec. 31, 2010 Commercial Loan KRW	Dec. 31, 2010 Excluding Past Due Loans Within Grace Period KRW	Dec. 31, 2009 Excluding Past Due Loans Within Grace Period KRW	Dec. 31, 2008 Excluding Past Due Loans Within Grace Period KRW	Dec. 31, 2010 Including Past Due Loans Within Grace Period KRW	Dec. 31, 2009 Including Past Due Loans Within Grace Period KRW	Dec. 31, 2008 Including Past Due Loans Within Grace Period KRW
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value of loans acquired						220,538
Carrying amount of loans acquired	18,410	44,859
Commercial loans managed on a portfolio basis, impaired amounted							365,378
Nonaccrual loans	2,188,428						1,307,517	1,531,980	1,641,654	2,021,452	2,188,428	2,464,908	3,308,792
Equity securities received through loan restructuring	26,198	6,519	0
Number of loan restructured			1	8	3
Aggregate book value of loan restructured	46,225	8,581	278
Recognized total charge-offs related to restructuring	20,027	2,062	278
Individually evaluated loans	2,413,066
Individually evaluated loans, allowance	1,062,440
Collectively evaluated loans	177,544,270
Collectively evaluated loans, allowance	2,333,424
Terms of direct financing leases, Minimum (in years)				3
Terms of direct financing leases, Maximum (in years)				10